UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.77%
Brazil - 2.78%
Banco do Brasil SA	270,854	$2,681,410
Banco Santander Brasil SA - ADR	443,600	2,759,192
Centrais Electricas Brasileiras SA - ADR	343,130	727,436
Tim Participacoes SA - ADR	271,534	5,050,532
		11,218,570
France - 16.89%
Carrefour SA	372,761	10,238,450
Compagnie De Saint - Gobain	171,460	6,947,602
France Telecom SA	817,004	7,736,499
GDF Suez	609,757	11,960,219
Natixis	514,348	2,159,597
Renault SA	55,100	3,711,380
Sanofi	74,935	7,746,782
Suez Environnement S.A.	470,599	6,082,220
Total SA	237,594	11,604,787
		68,187,536
Germany - 3.02%
Daimler AG	93,700	5,656,535
Deutsche Telekom AG	562,200	6,549,906
		12,206,441
Ireland - 2.71%
CRH Plc	479,026	9,720,068
Seagate Technology Plc	27,000	1,210,410
		10,930,478
Italy - 6.10%
ENI SpA	368,215	7,557,194
Intesa Sanpaolo SpA	1,949,178	3,119,722
Intesa Sanpaolo SpA Savings Shares	3,796,112	5,082,282
Italcementi SpA Savings Shares	422,400	1,356,184
Telecom Italia SpA	4,166,774	2,904,235
Telecom Italia SpA Savings Shares	8,304,250	4,629,663
		24,649,280
Japan - 25.85%
Astellas Pharma, Inc.	69,800	3,791,823
Canon, Inc.	185,500	6,079,445
Dai Nippon Printing Co. Ltd.	359,400	3,279,443
Daiichi Sankyo Co. Ltd.	375,102	6,251,001
FUJIFILM Holdings Corp.	288,000	6,334,170
Honda Motor Co. Ltd.	154,400	5,735,872
Mitsubishi UFJ Financial Group, Inc.	911,700	5,630,541
MS&AD Insurance Group Holdings	229,899	5,823,386
Nippon Telegraph & Telephone Corp.	221,100	11,523,929
NKSJ Holdings, Inc.	396,000	9,410,794
Ono Pharmaceutical Co. Ltd.	61,800	4,206,723
Rohm Co. Ltd.	78,900	3,204,229
Sumitomo Mitsui Financial Group, Inc.	109,498	5,012,057
Sumitomo Mitsui Trust Holdings, Inc.	1,001,000	4,670,524
Taisho Pharmaceutical Co. Ltd.	63,200	4,485,705
Takeda Pharmaceutical Co. Ltd.	104,800	4,725,850
TDK Corp.	83,300	2,870,531
Tokio Marine Holdings, Inc.	125,700	3,966,460
Toyota Motor Corp.	122,400	7,382,904
		104,385,387

Mexico - 2.72%
America Movil SAB de CV - ADR		329,498	7,166,582
Cemex SAB de CV - ADR (a)		359,928	3,808,038
			10,974,620
Netherlands - 6.43%
Aegon NV		1,263,734	8,478,421
Koninklijke Ahold NV		489,052	7,273,612
Unilever NV		116,304	4,578,202
Wolters Kluwer NV		265,201	5,617,317
			25,947,552
Portugal - 0.64%
Portugal Telecom SGPS, SA		663,600	2,581,675
Russia - 1.51%
Lukoil OAO - ADR (a)		106,003	6,111,073
Singapore - 1.09%
Flextronics International Ltd. (a)		569,000	4,404,060
South Korea - 2.01%
Hyundai Mobis Co. Ltd.		12,960	3,085,423
POSCO		19,241	5,015,288
			8,100,711
Spain - 0.96%
Telefonica SA		300,677	3,868,309
Sweden - 1.52%
Telefonaktiebolaget LM Ericsson		542,200	6,148,456
Switzerland - 5.57%
Swiss Re AG		90,720	6,749,650
TE Connectivity Ltd.		203,172	9,252,453
UBS AG		382,337	6,489,727
			22,491,830
United Kingdom - 15.97%
AstraZeneca Plc		180,255	8,522,299
Barclays Plc		1,109,421	4,724,769
BP Plc		1,728,350	11,994,727
GlaxoSmithKline Plc		273,720	6,842,010
HSBC Holdings Plc		406,000	4,202,997
J. Sainsbury Plc		791,400	4,277,423
Kingfisher Plc		797,900	4,160,128
Marks & Spencer Group Plc		1,061,819	6,947,768
Vodafone Group Plc		1,657,800	4,750,749
WM. Morrison Supermarkets Plc		2,025,311	8,061,697
			64,484,567
TOTAL COMMON STOCKS (Cost $411,181,876)			$386,690,545

PREFERRED STOCKS - 2.16%
Brazil - 2.16%
Petroleo Brasileiro SA - ADR		402,800	$5,905,048
Telefonica Brasil SA - ADR		122,963	2,806,016
TOTAL PREFERRED STOCKS (Cost $13,275,097)			$8,711,064

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 1.61%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
[Collateralized by $7,265,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $6,843,525)] (proceeds $6,515,834).		$6,515,828	$6,515,828
TOTAL REPURCHASE AGREEMENTS (Cost $6,515,828)			$6,515,828

Total Investments (Cost $430,972,801) - 99.54%			$401,917,437
Other Assets in Excess of Liabilites - 0.46%			1,881,984
TOTAL NET ASSETS - 100.00%			$403,799,421

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2013 (Unaudited)

COMMON STOCKS
Auto Components	0.76%
Automobiles	5.57%
Building Products	1.72%
Capital Markets	1.61%
Commercial Banks	9.92%
Commercial Services & Supplies	0.81%
Communications Equipment	1.52%
Computers & Peripherals	0.30%
Construction Materials	3.69%
Diversified Telecommunication Services	9.86%
Electric Utilities	0.18%
Electronic Equipment, Instruments & Components	5.66%
Food & Staples Retailing	7.39%
Food Products	1.13%
Insurance	8.53%
Media	1.39%
Metals & Mining	1.24%
Multiline Retail	1.72%
Multi-Utilities	4.47%
Office Electronics	1.51%
Oil, Gas & Consumable Fuels	9.23%
Pharmaceuticals	11.53%
Semiconductors & Semiconductor Equipment	0.79%
Specialty Retail	1.03%
Wireless Telecommunication Services	4.21%
TOTAL COMMON STOCKS	95.77%
PREFERRED STOCKS
Diversified Telecommunication Services	0.70%
Oil, Gas & Consumable Fuels	1.46%
TOTAL PREFERRED STOCKS	2.16%
REPURCHASE AGREEMENTS	1.61%
TOTAL INVESTMENTS	99.54%
Other Assets in Excess of Liabilities	0.46%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.59%
Auto Components - 1.51%
Hyundai Mobis Co. Ltd.	2,260	$538,044
Automobiles - 3.36%
Honda Motor Co. Ltd.	11,900	442,078
Toyota Motor Corp.	12,500	753,974
		1,196,052
Beverages - 2.25%
Pepsico, Inc.	9,790	800,724
Building Products - 0.94%
Masco Corp.	17,100	333,279
Capital Markets - 3.17%
Bank Of New York Mellon Corp.	19,600	549,780
State Street Corp.	8,848	576,978
		1,126,758
Commercial Banks - 7.25%
Banco Santander Brasil SA - ADR	55,433	344,793
Intesa Sanpaolo SpA	77,256	123,651
Intesa Sanpaolo SpA Savings Shares	146,200	195,734
Mitsubishi UFJ Financial Group, Inc.	71,600	442,193
PNC Financial Services Group, Inc.	5,060	368,975
Sumitomo Mitsui Financial Group, Inc.	9,076	415,436
Wells Fargo & Co.	16,669	687,931
		2,578,713
Communications Equipment - 1.39%
Telefonaktiebolaget LM Ericsson	43,500	493,283
Computers & Peripherals - 3.19%
Hewlett Packard Co.	10,834	268,683
Western Digital Corp.	13,940	865,535
		1,134,218
Construction Materials - 1.94%
CRH Plc	33,905	687,977
Diversified Financial Services - 3.45%
Bank of America Corp.	45,532	585,542
Citigroup, Inc.	13,346	640,207
		1,225,749
Diversified Telecommunication Services - 7.23%
Deutsche Telekom AG	46,400	540,583
France Telecom SA	53,563	507,207
Nippon Telegraph & Telephone Corp.	15,300	797,450
Telecom Italia SpA Savings Shares	875,400	488,040
Telefonica SA	18,452	237,391
		2,570,671
Electric Utilities - 0.14%
Centrais Electricas Brasileiras SA - ADR	24,100	51,092
Electronic Equipment, Instruments & Components - 4.00%
Corning, Inc.	48,190	685,744
TE Connectivity Ltd.	16,200	737,747
		1,423,491

Food & Staples Retailing - 8.28%
Carrefour SA	24,392	669,963
J. Sainsbury Plc	46,900	253,489
Koninklijke Ahold NV	34,200	508,653
Safeway, Inc.	23,450	554,827
The Kroger Co.	13,500	466,290
WM. Morrison Supermarkets Plc	123,100	489,996
		2,943,218
Food Products - 1.37%
Unilever NV	12,400	488,115
Hotels, Restaurants & Leisure - 1.46%
Genting Malaysia Berhad	421,300	517,275
Insurance - 6.34%
Aegon NV	72,392	485,680
MS&AD Insurance Group Holdings	16,000	405,283
NKSJ Holdings, Inc.	15,200	361,222
Swiss Re AG	7,800	580,327
Tokio Marine Holdings, Inc.	13,300	419,681
		2,252,193
Media - 0.98%
News Corp.	10,700	348,820
Multiline Retail - 1.64%
Marks & Spencer Group Plc	88,900	581,697
Multi-Utilities - 2.40%
GDF Suez	43,584	854,888
Office Electronics - 1.47%
Canon, Inc.	15,900	521,095
Oil, Gas & Consumable Fuels - 10.01%
BP Plc	113,900	790,465
Chesapeake Energy Corp.	41,250	840,675
ENI SpA	32,200	660,868
Lukoil OAO - ADR (a)	8,000	461,200
Total SA	16,478	804,834
		3,558,042
Pharmaceuticals - 13.26%
Astellas Pharma, Inc.	8,900	483,485
AstraZeneca Plc	12,200	576,805
Daiichi Sankyo Co. Ltd.	26,200	436,618
Eli Lilly & Co.	8,500	417,520
GlaxoSmithKline Plc	24,000	599,913
Merck & Co., Inc.	11,849	550,386
Pfizer, Inc.	25,054	701,762
Sanofi	4,700	485,886
Takeda Pharmaceutical Co. Ltd.	10,200	459,959
		4,712,334
Semiconductors & Semiconductor Equipment - 1.59%
Intel Corp.	23,364	565,876
Software - 3.08%
Microsoft Corp.	31,700	1,094,601
Wireless Telecommunication Services - 2.89%
America Movil SAB de CV - ADR	22,600	491,550
Tim Participacoes SA - ADR	28,900	537,540
		1,029,090
TOTAL COMMON STOCKS (Cost $29,923,288)		$33,627,295

PREFERRED STOCKS - 0.97%
Oil, Gas & Consumable Fuels - 0.97%
Petroleo Brasileiro SA		23,380	$342,751
TOTAL PREFERRED STOCKS (Cost $334,596)			$342,751

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 4.29%
Repurchase Agreement - 4.29%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 07/01/13, 0.01%
[Collateralized by $1,700,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $1,601,375)] (proceeds $1,525,058).		$1,525,057	$1,525,057
TOTAL REPURCHASE AGREEMENTS (Cost $1,525,057)			$1,525,057

Total Investments (Cost $31,782,941) - 99.85%			$35,495,103
Other Assets in Excess of Liabilites - 0.15%			54,984
TOTAL NET ASSETS - 100.00%			$35,550,087

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes Global Equity Fund
Schedule of Investments by Country
June 30, 2013 (Unaudited)

COMMON STOCKS
Brazil		2.63%
France		9.35%
Germany		1.52%
Ireland		1.94%
Italy		4.13%
Japan		16.70%
Malaysia		1.46%
Mexico		1.38%
Netherlands		4.17%
Russia		1.30%
South Korea		1.51%
Spain		0.67%
Sweden		1.39%
Switzerland		3.71%
United Kingdom		9.26%
United States		33.47%
TOTAL COMMON STOCKS		94.59%
PREFERRED STOCKS
Brazil		0.97%
TOTAL PREFERRED STOCKS		0.97%
REPURCHASE AGREEMENTS		4.29%
TOTAL INVESTMENTS		99.85%
Other Assets in Excess of Liabilities		0.15%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Emerging Markets Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.06%
Argentina - 0.07%
Grupo Clarin SA - GDR	67,028	$201,017
Austria - 2.61%
Erste Group Bank AG	294,708	7,855,031
Brazil - 11.93%
Banco Bradesco SA	217,230	2,985,836
Banco do Brasil SA	457,550	4,529,670
Banco Santander Brasil SA - ADR	786,475	4,891,875
Centrais Electricas Brasileiras SA - ADR	469,425	995,181
Cia Paranaense de Energia	58,940	562,629
Embraer SA - ADR	223,424	8,242,112
Marfrig Alimentos SA (a)	868,442	2,864,514
Tim Participacoes SA - ADR	569,218	10,587,455
Viver Incorporadora e Construtora SA (a)	1,419,243	178,093
		35,837,365
China - 11.35%
Asiainfo-Linkage, Inc. (a)	414,995	4,789,042
Bosideng International Holdings Ltd.	24,714,000	5,163,049
Chaoda Modern Agriculture Holdings Ltd. (c)	3,433,934	168,263
China Mobile Ltd	743,000	7,695,143
China Yuchai International Ltd.	94,640	1,668,503
People's Food Holdings Ltd.	2,553,519	2,216,072
Sinotrans Ltd.	10,502,350	1,951,373
Weiqiao Textile Co.	4,775,377	2,866,140
Xinhua Winshare Publishing and Media Co. Ltd.	2,912,450	1,381,094
Yingde Gases	6,717,500	6,170,009
		34,068,688
Czech Republic - 1.97%
Telefonica Czech Republic AS	429,960	5,916,151
Egypt - 1.00%
Eastern Tobacco Co.	221,355	3,005,270
Greece - 0.49%
Folli Follie SA (a)	71,660	1,467,469
Hong Kong - 1.80%
Dickson Concepts International Ltd.	208,228	113,638
First Pacific Co. Ltd.	4,938,899	5,279,648
		5,393,286
Hungary - 0.97%
Magyar Telekom Telecommunications Plc	1,933,524	2,901,226
India - 6.78%
Indian Oil Corp. Ltd.	1,526,426	6,029,929
Reliance Infrastructure Ltd.	1,040,820	6,085,034
Tata Chemicals	913,730	4,329,166
United Phosphorus Ltd.	1,716,412	3,913,247
		20,357,376
Israel - 0.51%
Bezeq The Israeli Telecommunication Corp. Ltd.	269,300	358,042
Partner Communications Co. Ltd.	132,778	834,394
Syneron Medical Ltd. (a)	40,050	348,435
		1,540,871

Luxembourg - 2.52%
Adecoagro SA (a)	464,551	2,903,443
Ternium SA - ADR	206,690	4,677,395
		7,580,838
Malaysia - 1.44%
Genting Malaysia Berhad	3,533,700	4,338,705
Mexico - 6.09%
America Movil SAB de CV - ADR	234,460	5,099,505
Cemex SAB de CV - ADR (a)	439,849	4,653,602
Desarrolladora Homex SAB de C.V. (a)	4,615,026	2,902,767
Grupo Televisa SAB	618,613	3,079,829
Grupo Televisa SAB - ADR	2,780	69,055
Urbi Desarrollos Urbanos SA de CV (a)	13,687,865	2,493,034
		18,297,792
Pakistan - 0.30%
Nishat Mills Ltd.	962,360	911,195
Panama - 1.72%
Banco Latinoamericano de Comercio Exterior SA	230,621	5,163,604
Russia - 7.29%
Federal Hydrogenerating Co. JSC - ADR (a)	2,054,520	2,999,599
Gazprom OAO - ADR (a)	1,085,728	7,133,233
Lukoil OAO - ADR (a)	128,490	7,407,448
Sberbank of Russia - ADR	380,900	4,372,732
		21,913,012
Singapore - 3.56%
Flextronics International Ltd. (a)	1,185,534	9,176,033
Haw Par Corp. Ltd.	265,410	1,512,721
		10,688,754
South Africa - 1.55%
MTN Group Ltd.	250,950	4,667,522
South Korea - 13.15%
Hana Financial Group, Inc.	149,190	4,316,306
Hyundai Mobis Co. Ltd.	12,510	2,978,290
Hyundai Motor Co.	8,560	1,678,878
KB Financial Group, Inc.	147,360	4,370,353
KB Financial Group, Inc. - ADR	25,337	750,735
Kia Motors Corp. (a)	62,480	3,374,062
Lotte Chilsung Beverage Co. Ltd.	1,590	1,914,876
Lotte Confectionery Co. Ltd.	2,150	3,018,214
POSCO - ADR	18,868	1,227,929
POSCO	23,120	6,026,373
Samsung Electronics Co. Ltd.	4,236	4,951,140
Shinhan Financial Group Co. Ltd.	135,140	4,430,970
Shinhan Financial Group Co. Ltd. - ADR	14,558	473,572
		39,511,698
Taiwan - 1.27%
Compal Electronics, Inc.	6,817,000	3,811,416
Turkey - 3.33%
Aygaz AS	606,340	2,783,988
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,389,451	1,310,479
Turkiye Garanti Bankasi AS	667,420	2,909,275
Turkiye Vakiflar Bankasi Tao	1,203,000	2,995,554
		9,999,296
United Arab Emirates - 0.36%
Air Arabia PJSC	3,682,011	1,068,619
TOTAL COMMON STOCKS (Cost $285,959,987)		$246,496,201

	PARTICIPATORY NOTES - 3.68%
	Saudi Arabia - 3.68%
	Etihad Etisalat Co. (a)(b)(c)	308,286	$6,546,265
	Saudi Basic Industries Corp. (a)(b)(c)	184,530	4,515,654
	TOTAL PARTICIPATORY NOTES (Cost $9,232,695)		$11,061,919

	PREFERRED STOCKS - 7.92%
	Argentina - 0.08%
	Nortel Inversora SA - ADR (a)	16,356	$237,326
	Brazil - 4.86%
	Cia Paranaense de Energia - ADR	194,270	2,412,833
	Petroleo Brasileiro SA - ADR	524,522	7,689,493
	Telefonica Brasil SA - ADR	197,601	4,509,254
			14,611,580
	South Korea - 2.98%
	Hyundai Motor Co.	105,736	8,953,254
	TOTAL PREFERRED STOCKS (Cost $26,066,052)		$23,802,160

	REAL ESTATE INVESTMENT TRUSTS - 1.76%
	Mexico - 1.76%
	Fibra Uno Administracion SA de CV	853,832	$2,867,094
	Macquarie Mexico Real Estate Management SA de CV	1,111,800	2,402,510
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,696,737)		$5,269,604

		Principal
		Amount	Value
	REPURCHASE AGREEMENTS - 3.33%
	Repurchase Agreement - 3.33%
	State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
	[Collateralized by $11,115,000 Freddie Mac Bond, 2.08%, 10/17/22,
	(Market Value $10,498,176)] (proceeds $9,997,725).	$9,997,717	$9,997,717
	TOTAL REPURCHASE AGREEMENTS (Cost $9,997,717)		$9,997,717

	Total Investments (Cost $334,953,188) - 98.75%		$296,627,601
	Other Assets in Excess of Liabilites - 1.25%		3,756,974
	TOTAL NET ASSETS - 100.00%		$300,384,575

GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
	Etihad Etisalat Co. and Saudi Basic Industries Corp. have maturity dates of
	March 30, 2015 and February 23, 2015, respectively. See Note 4 of the Notes to
	Schedule of Investments.
(c)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$11,230,182 or 3.74% of the Fund's net assets and are classified as Level 2. See Note 2
	in the Notes to Schedule of Investments.

Brandes Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2013 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.74%
Air Freight & Logistics	0.65%
Airlines	0.36%
Auto Components	0.99%
Automobiles	1.68%
Beverages	0.64%
Chemicals	4.80%
Commercial Banks	16.66%
Computers & Peripherals	1.27%
Construction Materials	1.55%
Distributors	0.46%
Diversified Financial Services	1.76%
Diversified Telecommunication Services	3.05%
Electric Utilities	3.54%
Electronic Equipment, Instruments & Components	3.05%
Food Products	3.72%
Gas Utilities	0.93%
Health Care Equipment & Supplies	0.12%
Health Care Providers & Services	0.44%
Hotels, Restaurants & Leisure	1.44%
Household Durables	1.86%
Software	1.59%
Machinery	0.56%
Media	1.12%
Metals & Mining	3.97%
Oil, Gas & Consumable Fuels	6.85%
Pharmaceuticals	0.50%
Semiconductors & Semiconductor Equipment	1.65%
Specialty Retail	0.53%
Textiles, Apparel & Luxury Goods	2.98%
Tobacco	0.99%
Wireless Telecommunication Services	9.61%
TOTAL COMMON STOCKS	82.06%
PARTICIPATORY NOTES
Chemicals	1.50%
Wireless Telecommunication Services	2.18%
TOTAL PARTICIPATORY NOTES	3.68%
PREFERRED STOCKS
Automobiles	2.98%
Diversified Telecommunication Services	1.58%
Electric Utilities	0.80%
Oil, Gas & Consumable Fuels	2.56%
TOTAL PREFERRED STOCKS	7.92%
REAL ESTATE INVESTMENT TRUST	1.76%
REPURCHASE AGREEMENTS	3.33%
TOTAL INVESTMENTS	98.75%
Other Assets in Excess of Liabilities	1.25%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes International Small Cap Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.84%
Australia - 0.03%
Australian Vintage Ltd.	55,152	$23,959
Bermuda - 1.03%
Argo Group International Holdings Ltd.	21,677	918,871
Brazil - 0.26%
Viver Incorporadora e Construtora SA (a)	1,815,154	227,774
Canada - 10.35%
Celestica, Inc. (a)	192,260	1,816,857
Dorel Industries, Inc. (a)	51,530	1,798,185
E-L Financial Corp. Ltd. (a)	3,184	1,922,449
Linamar Corp. (a)	35,450	994,029
Sierra Wireless, Inc. (a)	207,703	2,658,598
		9,190,118
China - 2.51%
China Yuchai International Ltd.	44,630	786,827
Sinotrans Ltd.	3,013,000	559,826
Weiqiao Textile Co.	1,467,000	880,480
		2,227,133
Denmark - 1.46%
H. Lundbeck A/S	72,590	1,294,689
Egypt - 1.66%
Eastern Tobacco Co.	108,645	1,475,040
France - 4.45%
Bongrain SA	27,740	1,884,455
Ciments Francais	15,480	870,858
Teleperformance SA	24,889	1,198,619
		3,953,932
Greece - 3.64%
Folli Follie Group SA (a)	63,706	1,304,585
Sarantis SA (a)	210,640	1,288,637
Titan Cement Co. SA (a)	36,640	638,584
		3,231,806
Hong Kong - 1.57%
Dickson Concepts International Ltd.	1,585,500	865,270
First Pacific Co. Ltd.	495,600	529,793
		1,395,063
India - 2.13%
Nava Bharat Ventures Ltd.	91,125	262,526
Reliance Infrastructure Ltd.	278,540	1,628,452
		1,890,978
Ireland - 0.90%
Grafton Group Plc	116,622	799,061
Israel - 0.97%
Syneron Medical Ltd. (a)	98,700	858,690
Italy - 3.54%
Iren Spa	1,357,208	1,512,383
Italcementi SpA Savings Shares	348,280	1,118,208
Italmobiliare SpA (a)	4,590	98,248
Natuzzi SpA - ADR (a)	192,186	417,044
		3,145,883

Japan - 25.36%
Alpine Electronics, Inc.	91,400	920,139
Chudenko Corp.	66,300	650,408
Fuji Machine Manufacturing Co. Ltd.	335,700	2,864,777
Futaba Corp.	73,400	873,143
Hibiya Engineering Ltd.	156,500	1,529,213
Hosiden Corp.	167,150	934,851
Makita Corp.	15,100	811,810
Noritsu Koki Co. Ltd.	154,600	1,004,410
Okinawa Cellular Telephone Co.	63,500	1,416,284
Otsuka Kagu Ltd.	87,400	872,414
San-A Co. Ltd.	31,200	1,511,109
Sanki Engineering Co. Ltd.	146,000	871,235
Tenma Corporation	111,000	1,298,528
Torii Pharmaceutical Co. Ltd.	80,400	1,726,439
TSI Holdings Co. Ltd.	148,500	877,935
Tsutsumi Jewelry Co. Ltd.	56,900	1,305,976
Yamaha Corp.	128,900	1,476,877
Yamaha Motor Co. Ltd.	52,600	681,274
Yodogawa Steel Works Ltd.	225,000	894,970
		22,521,792
Mexico - 5.29%
Consorcio ARA S.A.B. de C.V. (a)	6,968,504	2,533,034
Desarrolladora Homex S.A.B. de C.V. (a)	1,671,404	1,051,283
Urbi Desarrollos Urbanos SA de CV (a)	6,089,400	1,109,090
		4,693,407
Panama - 1.48%
Banco Latinoamericano de Comercio Exterior SA	58,859	1,317,853
Singapore - 4.56%
Flextronics International Ltd. (a)	178,070	1,378,262
Haw Par Corp. Ltd.	419,100	2,388,687
HTL International Holdings Ltd.	1,293,000	283,009
		4,049,958
South Korea - 3.02%
Lotte Chilsung Beverage Co. Ltd.	1,510	1,818,530
Samchully Co. Ltd.	7,880	863,266
		2,681,796
Switzerland - 6.36%
Lonza Group AG	21,890	1,644,760
Micronas Semiconductor Holding AG	171,729	1,243,827
Panalpina Welttransport Holding AG	25,545	2,755,848
		5,644,435
Turkey - 1.39%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,313,258	1,238,617
United Kingdom - 10.88%
Chime Communications Plc	470,233	1,838,077
Clarkson Plc	53,270	1,378,175
Debenhams Plc	694,147	1,006,738
Home Retail Group Plc	422,920	861,470
LSL Property Services Plc	305,118	1,682,261
Mcbride Plc (a)	1,239,801	2,093,111
Travis Perkins Plc	36,170	800,892
		9,660,724
TOTAL COMMON STOCKS (Cost $75,157,433)		$82,441,579

PREFERRED STOCKS - 1.49%
Argentina - 0.37%
Nortel Inversora SA		22,889	$332,119
Italy - 1.12%
Italmobiliare SpA (a)		73,523	995,287
TOTAL PREFERRED STOCKS (Cost $1,186,413)			$1,327,406

		Principal
		Amount	Value
CORPORATE BONDS - 0.84%
Mexico - 0.84%
Urbi Desarrollos Urbanos SA de CV 8.500%, 04/19/2016		$3,377,000	$742,940
TOTAL CORPORATE BONDS (Cost $1,374,007)			$742,940

REPURCHASE AGREEMENTS - 4.80%
Repurchase Agreement - 4.80%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
[Collateralized by $4,750,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $4,474,431)] (proceeds $4,260,498).		$4,260,495	$4,260,495
TOTAL REPURCHASE AGREEMENTS (Cost $4,260,495)			$4,260,495

Total Investments (Cost $81,978,348) - 99.97%			$88,772,420
Other Assets in Excess of Liabilites - 0.03%			28,710
TOTAL NET ASSETS - 100.00%			$88,801,130

(a)	Non-income producing security.
ADR	American Depository Receipt

Brandes International Small Cap Fund
Schedule of Investments by Industry
June 30, 2013 (Unaudited)

COMMON STOCKS
Air Freight & Logistics		3.73%
Auto Components		1.12%
Automobiles		0.77%
Beverages		2.07%
Chemicals		1.46%
Commercial Banks		1.48%
Communications Equipment		2.99%
Construction & Engineering		3.44%
Construction Materials		3.07%
Diversified Financial Services		0.60%
Electric Utilities		1.83%
Electrical Equipment		0.98%
Electronic Equipment, Instruments & Components		4.65%
Food & Staples Retailing		1.70%
Food Products		2.12%
Gas Utilities		0.97%
Health Care Equipment & Supplies		0.97%
Health Care Providers & Services		1.39%
Household Durables		9.39%
Household Products		2.36%
Industrial Conglomerates		0.30%

Insurance	3.20%
Internet & Catalog Retail	0.97%
Leisure Equipment & Products	2.79%
Life Sciences Tools & Services	1.85%
Machinery	5.03%
Marine	1.55%
Media	2.07%
Metals & Mining	1.01%
Multiline Retail	1.13%
Multi-Utilities	1.70%
Personal Products	1.45%
Pharmaceuticals	6.09%
Professional Services	1.35%
Real Estate Management & Development	1.89%
Semiconductors & Semiconductor Equipment	1.40%
Specialty Retail	4.90%
Textiles, Apparel & Luxury Goods	1.99%
Tobacco	1.67%
Trading Companies & Distributors	1.81%
Wireless Telecommunication Services	1.60%
TOTAL COMMON STOCKS	92.84%
PREFERRED STOCKS
Construction Materials	1.12%
Diversified Telecommunication Services	0.37%
TOTAL PREFERRED STOCKS	1.49%
CORPORATE BONDS
Household Durables	0.84%
TOTAL CORPORATE BONDS	0.84%
REPURCHASE AGREEMENTS	4.80%
TOTAL INVESTMENTS	99.97%
Other Assets in Excess of Liabilities	0.03%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, INC. and Standard & Poor Financial Services LLC.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 6.08%
Fannie Mae Interest Only Strip - 0.29%
5.500%, 01/01/2036	$324,869	$48,055
6.000%, 06/01/2036	332,854	51,071
		99,126
Federal National Mortgage Association - 3.83%
Pool #MA0918, 4.000%, 12/01/2041	747,156	779,451
Pool #934124, 5.500%, 07/01/2038	233,087	252,797
Pool #254631, 5.000%, 02/01/2018	266,342	284,248
		1,316,496
Freddie Mac Mortgage - 1.96%
Pool #G0-6018, 6.500%, 04/01/2039	172,211	193,657
Pool #A9-3505, 4.500%, 08/01/2040	455,985	480,569
		674,226
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,069,782)		$2,089,848

OTHER MORTGAGE RELATED SECURITIES - 7.58%
Collateralized Mortgage Obligations - 2.08%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.617%, 01/25/2035	$727,649	$712,948
Series 2006-AR14, 5.825%, 10/25/2036	2,273	2,135
		715,083
Near Prime Mortgage - 5.19%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.671%, 10/25/2035	806,154	786,958
Bear Stearns Alt-A Trust
Series 2004-11, 0.884%, 11/25/2034	345,848	332,343
Series 2005-7, 0.474%, 08/25/2035	399,383	351,494
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.691%, 03/20/2036	47,603	36,428
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.494%, 07/25/2035	290,032	275,835
		1,783,058
Sub-Prime Mortgages - 0.31%
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.374%, 04/25/2036	115,753	106,843
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,249,445)		$2,604,984

US GOVERNMENTS - 37.61%
Sovereign - 37.61%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$586,031
United States Treasury Note
4.250%, 08/15/2014	405,000	423,288
4.500%, 02/15/2016	3,115,000	3,435,016
3.375%, 11/15/2019	3,665,000	4,032,643
2.000%, 11/15/2021	4,520,000	4,441,959
		12,332,906
TOTAL US GOVERNMENTS (Cost $13,072,724)		$12,918,937

	Shares	Value
COMMON STOCKS - 0.03%
Paper & Forest Products - 0.03%
Abitibi-Consolidated (a)(c)	80,000	$-
Resolute Forest Products, Inc. (a)	677	8,916
		8,916
Semiconductors - 0.00%
MagnaChip Semiconductor Corp. (a)	22	402
TOTAL COMMON STOCKS (Cost $56,874)		$9,318

PREFERRED STOCKS - 1.08%
Banks & Thrifts - 0.59%
Ally Financial, Inc., 8.500%	7,800	$201,708
Technology Hardware & Equipment - 0.49%
Pitney Bowes International Holdings, Inc., 6.125% (b)	170	167,992
TOTAL PREFERRED STOCKS (Cost $354,420)		$369,700

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.32%
Student Loan - 3.32%
National Collegiate Student Loan Trust
Series A-4, 0.509%, 10/25/2033	$410,000	$175,813
SLM Student Loan Trust
Series 2004-B, 0.898%, 09/15/2033	300,000	207,691
Series 2005-A, 0.778%, 12/15/2038	400,000	297,604
Series 2006-A, 0.758%, 06/15/2039	275,000	217,029
Series 2007-A, 0.708%, 12/15/2041	350,000	243,221
		965,545
TOTAL ASSET BACKED SECURITIES (Cost $1,330,967)		$1,141,358

CORPORATE BONDS - 39.65%
Advertising - 0.79%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$255,000	$270,326
Banks & Thrifts - 9.27%
Ally Financial, Inc.
6.750%, 12/01/2014	520,000	546,650
Citigroup, Inc.
6.125%, 11/21/2017	235,000	267,089
6.875%, 03/05/2038	235,000	284,969
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	221,923
First Horizon National Corp.
5.375%, 12/15/2015	130,000	140,463
JP Morgan Chase & Co.
7.900%, Perpetual	770,000	870,100
National City Corp.
4.900%, 01/15/2015	235,000	249,125
Regions Financial Corp.
5.750%, 06/15/2015	435,000	469,257
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	136,571
		3,186,147

Building Materials - 2.86%
CRH America, Inc.
6.000%, 09/30/2016	160,000	180,178
Masco Corp.
6.125%, 10/03/2016	305,000	329,400
Mohawk Industries, Inc.
6.375%, 01/15/2016	135,000	149,026
Owens Corning
6.500%, 12/01/2016	80,000	89,303
USG Corp.
6.300%, 11/15/2016	230,000	234,600
		982,507
Consumer Products - 0.88%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	275,000	301,125
Diversified Financial Services - 4.26%
American International Group, Inc.
6.400%, 12/15/2020	400,000	463,875
Bank of America Corp.
3.750%, 07/12/2016	245,000	256,829
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	253,678
International Lease Finance Corp.
6.625%, 11/15/2013	285,000	288,919
SLM Corp.
5.000%, 10/01/2013	200,000	201,000
		1,464,301
Electric Utilities - 8.03%
Ameren Corp.
8.875%, 05/15/2014	300,000	319,769
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	441,838
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	205,813
EDP Finance BV
4.900%, 10/01/2019 (b)	400,000	393,000
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	453,476
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	200,000	213,000
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	317,104
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	32,384
7.000%, 09/01/2022	215,000	266,885
PPL Energy Supply LLC
6.500%, 05/01/2018	100,000	115,847
		2,759,116
Energy - 0.65%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	222,910
Energy Equipment & Services - 0.98%
Transocean, Inc.
4.950%, 11/15/2015	315,000	337,866
Equipment - 0.11%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	35,090	38,950

Food, Beverage & Tobacco - 1.24%
Altria Group, Inc.
9.700%, 11/10/2018	51,000	67,800
Pilgrims Pride Corp.
7.875%, 12/15/2018	130,000	138,450
Tyson Foods, Inc.
6.600%, 04/01/2016	195,000	220,259
		426,509
Healthcare Providers & Services - 0.46%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	165,000	157,614
Homebuilders - 2.63%
Centex Corp.
6.500%, 05/01/2016	80,000	89,200
Lennar Corp.
5.600%, 05/31/2015	320,000	335,999
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	280,800
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)	900,000	198,000
		903,999
Insurance - 2.33%
CNA Financial Corp.
7.350%, 11/15/2019	160,000	193,730
5.875%, 08/15/2020	110,000	124,490
ING US, Inc.
5.500%, 07/15/2022 (b)	235,000	249,982
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	210,000	230,573
		798,775
Media - 0.05%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	16,387
Oil & Gas - 2.86%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	487,929
Chesapeake Energy Corp.
6.625%, 08/15/2020	370,000	397,750
El Paso Corp.
7.000%, 06/15/2017	90,000	97,844
		983,523
Retail - 0.83%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	285,000	286,222
Technology Hardware & Equipment - 0.39%
ArcelorMittal SA
6.000%, 03/01/2021	135,000	134,325
Telecommunications - 0.68%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	93,440
Telefonica Emisiones SAU
5.462%, 02/16/2021	135,000	139,177
		232,617
Utilities - 0.35%
Edison Mission Energy
7.000%, 05/15/2017 (d)	210,000	117,863
TOTAL CORPORATE BONDS (Cost $12,369,142)		$13,621,082

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (c)	870	$273
TOTAL WARRANTS (Cost $8,748)		$273

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.30%
Repurchase Agreement - 5.30%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
[Collateralized by $2,030,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $1,912,231)] (proceeds $1,820,285).	$1,820,284	$1,820,284
TOTAL REPURCHASE AGREEMENTS (Cost $1,820,284)		$1,820,284

Total Investments (Cost $33,332,386) - 100.65%		$34,575,784
Liabilites in Excess of Other Assets - (0.65%)		(222,692)
TOTAL NET ASSETS - 100.00%		$34,353,092

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,508,196 which represents 4.39% of total net assets.
(c) The prices for these securities were derived from an estiamte of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$273 or 0.00% of the Fund's net assets and are classified as Level 3. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.04%
Fannie Mae Interest Only Strip - 0.04%
Fannie Mae Interest Only Strip
6.000%, 06/01/2036	$82,356	$12,636
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $15,327)		$12,636

OTHER MORTGAGE RELATED SECURITIES - 1.05%
Near Prime Mortgage - 0.90%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.674%, 10/25/2035	$267,540	$261,169
Sub-Prime Mortgages - 0.15%
Structured Asset Investment Loan Trust
Series A3, 0.573%, 07/25/2035	44,562	43,058
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $266,597)		$304,227

US GOVERNMENTS - 38.27%
Sovereign - 38.27%
United States Treasury Note
4.250%, 08/15/2014	$60,000	$62,709
4.500%, 02/15/2016	4,550,000	5,017,440
3.375%, 11/15/2019	3,395,000	3,735,559
2.000%, 11/15/2021	1,940,000	1,906,504
2.000%, 02/15/2023	400,000	384,969
TOTAL US GOVERNMENTS (Cost $11,296,145)		$11,107,181

	Shares	Value
COMMON STOCKS - 0.09%
Paper & Forest Products - 0.08%
Abitibi-Consolidated (a)(c)	205,000	$-
Resolute Forest Products, Inc. (a)	1,736	22,863
		22,863
Semiconductors - 0.01%
MagnaChip Semiconductor Corp. (a)	97	1,772
TOTAL COMMON STOCKS (Cost $24,407)		$24,635

PREFERRED STOCKS - 1.60%
Banks & Thrifts - 0.87%
Ally Financial, Inc. 8.500%	9,800	$253,428
Technology Hardware & Equipment - 0.73%
Pitney Bowes International Holdings, Inc., 6.125% (a)(b)	215	212,460
TOTAL PREFERRED STOCKS (Cost $446,565)		$465,888

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.31%
Student Loan - 1.31%
National Collegiate Student Loan Trust
Series A-4, 0.498%, 10/25/2033	$400,000	$171,524
SLM Student Loan Trust
Series 2007-A, 0.714%, 12/15/2041	300,000	208,476
TOTAL ASSET BACKED SECURITIES (Cost $415,493)		$380,000

CORPORATE BONDS - 54.48%
Advertising - 0.71%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$195,000	$206,720
Banks & Thrifts - 12.97%
Ally Financial, Inc.
6.750%, 12/01/2014	350,000	367,938
Citigroup, Inc.
6.125%, 11/21/2017	500,000	568,275
Fifth Third Bancorp
8.250%, 03/01/2038	65,000	82,429
First Horizon National Corp.
5.375%, 12/15/2015	230,000	248,512
JP Morgan Chase & Co.
7.900%, Perpetual	965,000	1,090,449
National City Corp.
4.900%, 01/15/2015	245,000	259,726
Regions Financial Corp.
5.750%, 06/15/2015	510,000	550,162
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	245,000	290,956
USB Capital IX
3.500%, Perpetual	350,000	304,500
		3,762,947
Building Materials - 2.96%
CRH America, Inc.
6.000%, 09/30/2016	90,000	101,350
Masco Corp.
6.125%, 10/03/2016	390,000	421,200
Mohawk Industries, Inc.
6.375%, 01/15/2016	75,000	82,792
Owens Corning
6.500%, 12/01/2016	100,000	111,628
USG Corp.
6.300%, 11/15/2016	140,000	142,800
		859,770

Consumer Products - 1.02%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	270,000	295,650
Diversified Financial Services - 9.32%
American International Group, Inc.
6.400%, 12/15/2020	485,000	562,447
Bank of America Corp.
3.750%, 07/12/2016	415,000	435,037
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	345,000	350,076
Ally Financial, Inc.
6.750%, 12/01/2014	325,000	342,063
International Lease Finance Corp.
6.625%, 11/15/2013	565,000	572,769
SLM Corp.
5.000%, 10/01/2013	440,000	442,200
		2,704,592
Electric Utilities - 8.18%
Ameren Corp.
8.875%, 05/15/2014	120,000	127,907
Arizona Public Service Co.
8.750%, 03/01/2019	435,000	565,293
Commonwealth Edison Co.
Series 104, 5.950%, 08/15/2016	110,000	125,230
FirstEnergy Corp.
7.375%, 11/15/2031	350,000	369,109
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	255,000	271,575
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	72,322
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	465,000	501,953
7.000%, 09/01/2022	120,000	148,959
PPL Energy Supply LLC
6.500%, 05/01/2018	165,000	191,148
		2,373,496
Energy - 0.86%
Valero Energy Corp.
9.375%, 03/15/2019	190,000	249,135
Energy Equipment & Services - 2.37%
Transocean, Inc.
4.950%, 11/15/2015	640,000	686,458
Equipment - 0.34%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	87,725	97,374
Food, Beverage & Tobacco - 1.49%
Altria Group, Inc.
9.700%, 11/10/2018	43,000	57,165
Pilgrims Pride Corp.
7.875%, 12/15/2018	140,000	149,100
Tyson Foods, Inc.
6.600%, 04/01/2016	200,000	225,907
		432,172

Healthcare Providers & Services - 0.76%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	230,000	219,705
Homebuilders - 3.88%
Centex Corp.
6.500%, 05/01/2016	155,000	172,825
Lennar Corp.
5.600%, 05/31/2015	505,000	530,250
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	166,400
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)	1,160,000	255,200
		1,124,675
Insurance - 3.68%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	151,351
5.875%, 08/15/2020	235,000	265,956
ING US, Inc.
5.500%, 07/15/2022 (b)	355,000	377,631
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	250,000	274,492
		1,069,430
Media - 0.15%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	40,000	43,698
Oil & Gas - 4.08%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	510,000	572,054
Chesapeake Energy Corp.
6.625%, 08/15/2020	520,000	559,000
El Paso Corp.
7.000%, 06/15/2017	50,000	54,358
		1,185,412
Technology Hardware & Equipment - 0.67%
ArcelorMittal SA
6.000%, 03/01/2021	195,000	194,025
Telecommunications - 0.81%
Telecom Italia Capital SA
6.999%, 06/04/2018	140,000	153,902
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	82,476
		236,378
Utilities - 0.23%
Edison Mission Energy
7.000%, 05/15/2017 (d)	125,000	70,156
TOTAL CORPORATE BONDS (Cost $15,716,945)		$15,811,793

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (c)	3,900	$1,224
TOTAL WARRANTS (Cost $0)		$1,224

Principal
Amount		Value
REPURCHASE AGREEMENTS - 2.99%
Repurchase Agreement - 2.99%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
[Collateralized by $970,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $913,726)] (proceeds $867,085).	$867,084	$867,084
TOTAL REPURCHASE AGREEMENTS (Cost $867,084)		$867,084

Total Investments (Cost $29,048,563) - 99.83%		$28,974,668
Other Assets in Excess of Liabilites - 0.17%		47,974
TOTAL NET ASSETS - 100.00%		$29,022,642

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,116,866, which represents 3.85% of total net assets.
(c) The prices for these securities were derived from an estimtae of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$1,224 or 0.00% of the Fund's net assets and are classified as Level 3. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.70%
Fannie Mae Interest Only Strip - 0.70%
5.500%, 01/01/2036	$2,656,967	$393,025
6.000%, 06/01/2036	3,342,947	512,915
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,311,824)		$905,940

OTHER MORTGAGE RELATED SECURITIES - 5.64%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.825%, 10/25/2036	$20,202	$18,976
Near Prime Mortgage - 3.33%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.674%, 10/25/2035	3,488,621	3,405,549
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.682%, 03/20/2036	1,167,164	893,157
		4,298,706
Sub-Prime Mortgages - 2.30%
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.363%, 04/25/2036	1,972,434	1,820,606
Structured Asset Investment Loan Trust
Series A3, 0.573%, 07/25/2035	1,185,102	1,145,108
		2,965,714
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $7,025,607)		$7,283,396

US GOVERNMENTS - 5.01%
Sovereign - 5.01%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$1,893,806
United States Treasury Note
2.000%, 02/15/2023	4,755,000	4,576,317
TOTAL US GOVERNMENTS (Cost $6,284,510)		$6,470,123

	Shares	Value
COMMON STOCKS - 0.37%
Paper & Forest Products - 0.34%
Abitibi-Consolidated (a)(c)	3,950,000	$-
Resolute Forest Products, Inc. (a)	33,471	440,813
		440,813
Semiconductors - 0.03%
MagnaChip Semiconductor Corp. (a)	2,010	36,723
TOTAL COMMON STOCKS (Cost $3,375,523)		$477,536

PREFERRED STOCKS - 3.84%
Banks & Thrifts - 2.52%
Ally Financial, Inc., 8.500%	126,200	$3,263,532
Technology Hardware & Equipment - 1.32%
Pitney Bowes International Holdings, Inc., 6.125% (a)(b)	1,720	1,699,683
TOTAL PREFERRED STOCKS (Cost $4,597,410)		$4,963,215

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.72%
Student Loan - 3.72%
National Collegiate Student Loan Trust
Series A-4, 0.498%, 10/25/2033	$1,500,000	$643,217
SLM Student Loan Trust
Series 2004-B, 0.898%, 09/15/2033	1,500,000	1,038,455
Series 2005-A, 0.778%, 12/15/2038	1,865,000	1,387,581
Series 2006-A, 0.758%, 06/15/2039	2,200,000	1,736,232
		4,162,268
TOTAL ASSET BACKED SECURITIES (Cost $5,554,624)		$4,805,485

CORPORATE BONDS - 79.30%
Advertising - 3.22%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,155,592
Banks & Thrifts - 13.51%
Ally Financial, Inc.
6.750%, 12/01/2014	3,041,000	3,196,851
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,923,267
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,350,599
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	4,196,337
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,781,361
		17,448,415
Building Materials - 9.24%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,156,502
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,363,200
Mohawk Industries, Inc.
6.375%, 01/15/2016	1,570,000	1,733,120
Owens Corning
6.500%, 12/01/2016	750,000	837,214
USG Corp.
6.300%, 11/15/2016	2,790,000	2,845,800
		11,935,836

Consumer Products - 2.78%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	3,285,000	3,597,075
Diversified Financial Services - 7.40%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,229,726
International Lease Finance Corp.
6.625%, 11/15/2013	3,350,000	3,396,063
SLM Corp.
5.000%, 10/01/2013	2,920,000	2,934,600
		9,560,389
Electric Utilities - 8.20%
EDP Finance BV
4.900%, 10/01/2019 (b)	4,450,000	4,372,125
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,165,654
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	1,930,000	2,055,450
		10,593,229
Energy - 1.36%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,757,056
Food, Beverage & Tobacco - 5.51%
Pilgrims Pride Corp.
7.875%, 12/15/2018	1,790,000	1,906,350
Tyson Foods, Inc.
6.600%, 04/01/2016	4,615,000	5,212,809
		7,119,159
Healthcare Providers & Services - 0.92%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	1,250,000	1,194,049
Homebuilders - 10.57%
Centex Corp.
6.500%, 05/01/2016	2,695,000	3,004,925
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,488,749
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,404,400
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)	8,000,000	1,760,000
		13,658,074
Insurance - 5.78%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,058,376
5.875%, 08/15/2020	1,250,000	1,414,659
ING US, Inc.
5.500%, 07/15/2022 (b)	2,220,000	2,361,523
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,635,974
		7,470,532
Media - 0.91%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,174,384
Oil & Gas - 3.83%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	3,821,625
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,125,210
		4,946,835

Retail - 2.31%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,975,000	2,987,760
Technology Hardware & Equipment - 0.97%
ArcelorMittal SA
6.000%, 03/01/2021	1,255,000	1,248,725
Telecommunications - 1.82%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	923,410
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,433,012
		2,356,422
Utilities - 0.97%
Edison Mission Energy
7.000%, 05/15/2017 (d)	2,230,000	1,251,588
TOTAL CORPORATE BONDS (Cost $94,314,118)		$102,455,120

	Contracts	Value
WARRANTS - 0.02%
Semiconductors - 0.02%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97(c)	80,400	$25,226
TOTAL WARRANTS (Cost $863,486)		$25,226

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 1.82%
Repurchase Agreement - 1.82%
State Street Bank and Trust Repurchase Agreement, (Dated 06/28/13), due 7/1/13, 0.01%
[Collateralized by $2,620,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $2,468,002)] (proceeds $2,349,132).	$2,349,131	$2,349,131
TOTAL REPURCHASE AGREEMENTS (Cost $2,349,131)		$2,349,131

Total Investments (Cost $125,676,233) - 100.42%		$129,735,172
Liabilites in Excess of Other Assets - (0.42%)		(536,366)
TOTAL NET ASSETS - 100.00%		$129,198,806

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $15,236,541, which represents 11.79% of total net assets.
(c) The prices for these securities were derived from an estiamte of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$25,226 or 0.02% of the Fund's net assets and are classified as Level 3. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2013 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2013 for the Brandes International Equity Fund ("International Fund"), Brandes Global Equity Fund ("Global Fund"),  Brandes Emerging Markets Fund ("Emerging Markets Fund"), Brandes International Small Cap Fund ("International Small Cap Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	International Fund	Global Fund	Emerging Markets Fund	International Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund
Cost of Investments	$430,972,801	$31,782,941	$334,953,188	$81,978,348	$33,332,386	$29,048,563	$125,676,233
Gross unrealized appreciation	$42,971,881	$6,049,468	$19,508,345	$11,642,263	$1,818,199	$350,292	$10,318,555
Gross unrealized depreciation	(72,027,245)	(2,337,306)	(57,833,932)	(4,848,191)	(574,801)	(424,187)	(6,259,616)
Net unrealized appreciation/(depreciation)	$(29,055,364)	$3,712,162	$(38,325,587)	$6,794,072	$1,243,398	$(73,895)	$4,058,939

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.

• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities traded on an exchange for which there have been no sales on the valuation date, are valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.  Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2013, the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $343,519,359, $19,099,237, $125,549,575, $46,407,726, $0, $0 and $0 that represent 85.07%, 53.72%, 41.80%, 52.26%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.  These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2013, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Fund
Equities
Consumer Discretionary	$ -	$ 42,297,327	$ -	$ 42,297,327
Consumer Staples	-	34,429,385	-	34,429,385
Energy	6,111,073	31,156,708	-	37,267,781
Financials	5,440,602	75,520,927	-	80,961,529
Health Care	-	46,572,193	-	46,572,193
Industrials	-	10,227,046	-	10,227,046
Information Technology	14,866,923	24,636,830	-	39,503,753
Materials	3,808,038	16,091,539		19,899,577
Telecommunication Services	12,217,114	44,544,965	-	56,762,079
Utilities	727,436	18,042,439	-	18,769,875
Total Equities	43,171,186	343,519,359	-	386,690,545
Preferred Stocks
Energy	5,905,048	-	-	5,905,048
Telecommunication Services	2,806,016	-	-	2,806,016
Total Preferred Stocks	8,711,064	-	-	8,711,064
Repurchase Agreements	-	6,515,828	-	6,515,828
Total Investments in Securities	$ 51,882,250	$ 350,035,187	$ -	$ 401,917,437

Global Fund
Equities
Consumer Discretionary	$ 348,820	$ 2,833,068	$ -	$ 3,181,888
Consumer Staples	1,821,841	2,410,216	-	4,232,057
Energy	1,301,875	2,256,167	-	3,558,042
Financials	3,754,205	3,429,207	-	7,183,412
Health Care	1,669,669	3,042,666	-	4,712,335
Industrials	333,279	-	-	333,279
Information Technology	4,218,187	1,014,378	-	5,232,565
Materials	-	687,977	-	687,977
Telecommunication Services	1,029,090	2,570,670	-	3,599,760
Utilities	51,092	854,888	-	905,980
Total Equities	14,528,058	19,099,237	-	33,627,295
Preferred Stocks
Energy	342,751	-	-	342,751
Total Preferred Stocks	342,751	-	-	342,751
Repurchase Agreements	-	1,525,057	-	1,525,057
Total Investments in Securities	$ 14,870,809	$ 20,624,294	$ -	$ 35,495,103

Emerging Markets Fund
Equities
Consumer Discretionary	$ 9,834,990	$ 23,361,325	$ -	$ 33,196,315
Consumer Staples	7,984,029	8,106,623	-	16,090,652
Energy	20,570,610	-	-	20,570,610
Financials	23,168,023	32,157,137	-	55,325,160
Health Care	348,435	2,823,200	-	3,171,635
Industrials	9,910,615	3,019,992	-	12,930,607
Information Technology	13,965,075	8,762,556	-	22,727,631
Materials	14,888,092	16,109,629	-	30,997,721
Telecommunication Services	24,504,337	13,555,102	-	38,059,439
Utilities	4,557,409	8,869,022	-	13,426,431
Total Equities	129,731,615	116,764,586	-	246,496,201
Participatory Notes
Materials	-	4,515,654	-	4,515,654
Telecommunication Services	-	6,546,265	-	6,546,265
Total Participatory Notes	-	11,061,919	-	11,061,919
Preferred Stocks
Consumer Discretionary	-	8,953,254	-	8,953,254
Energy	7,689,493	-	-	7,689,493
Telecommunication Services	4,746,580	-	-	4,746,580
Utilities	2,412,833	-	-	2,412,833
Total Preferred Stocks	14,848,906	8,953,254	-	23,802,160
Real Estate Investment Trusts	5,269,604			5,269,604
Repurchase Agreements	-	9,997,717	-	9,997,717
Total Investments in Securities	$ 149,850,125	$ 146,777,476	$ -	$ 296,627,601

International Small Cap Fund
Equities
Consumer Discretionary	$ 10,840,929	$ 11,468,164	$ -	$ 22,309,093
Consumer Staples	5,290,161	4,804,679	-	10,094,840
Financials	5,841,434	529,793	-	6,371,227
Health Care	2,153,379	6,998,502	-	9,151,881
Industrials	5,183,375	10,958,986	-	16,142,361
Information Technology	5,853,717	2,178,678	-	8,032,395
Materials	870,858	4,048,539	-	4,919,397
Telecommunication Services	-	1,416,284	-	1,416,284
Utilities	-	4,004,101	-	4,004,101
Total Equities	36,033,853	46,407,726	-	82,441,579
Preferred Stocks
Materials	995,287	-	-	995,287
Telecommunication Services	332,119	-	-	332,119
Total Preferred Stocks	1,327,406	-	-	1,327,406
Corporate Bonds	-	742,940	-	742,940
Repurchase Agreements	-	4,260,495	-	4,260,495
Total Investments in Securities	$ 37,361,259	$ 51,411,161	$ -	$ 88,772,420

Core Plus Fund
Equities*	$ 9,318	$ -	$ -	$ 9,318
Preferred Stocks	201,708	167,992		369,700
Asset Backed Securities	-	-	1,141,358	1,141,358
Corporate Bonds		13,621,082		13,621,082
Government Securities	-	12,918,937	-	12,918,937
Mortgage Backed Securities	-	4,595,706	99,126	4,694,832
Warrants	-	-	273	273
Repurchase Agreements	-	1,820,284	-	1,820,284
Total Investments in Securities	$ 211,026	$ 33,124,001	$ 1,240,757	$ 34,575,784

Credit Focus Yield Fund
Equities*	$ 24,635	$ -	$ -	$ 24,635
Preferred Stocks	253,428	212,460		465,888
Asset Backed Securities	-	-	380,000	380,000
Corporate Bonds		15,811,793		15,811,793
Government Securities	-	11,107,181	-	11,107,181
Mortgage Backed Securities	-	304,227	12,636	316,863
Warrants	-	-	1,224	1,224
Repurchase Agreements	-	867,084	-	867,084
Total Investments in Securities	$ 278,063	$ 28,302,745	$ 393,860	$ 28,974,668

SMART Fund
Equities*	$ 477,536	$ -	$ -	$ 477,536
Preferred Stocks	3,263,532	1,699,683		4,963,215
Asset Backed Securities	-	-	4,805,485	4,805,485
Corporate Bonds	-	102,455,120	-	102,455,120
Government Securities	-	6,470,123	-	6,470,123
Mortgage Backed Securities	-	7,283,396	905,940	8,189,336
Warrants	-	-	25,226	25,226
Repurchase Agreements	-	2,349,131	-	2,349,131
Total Investments in Securities	$ 3,741,068	$ 120,257,453	$ 5,736,651	$ 129,735,172

*See the Schedule of Investments for the equity investments detailed by industry classification.

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2013:

Emerging Markets Fund
Transfers into Level 1	$3,102,243
Transfers out of Level 1	1,914,876
Net Transfers in and/(out) of Level 1	$1,187,367

Transfers into Level 2	$1,914,876
Transfers out of Level 2	3,102,243
Net Transfers in and/(out) of Level 2	$(1,187,367)

International Small Cap Equity Fund
Transfers into Level 1	$2,755,847
Transfers out of Level 1	3,922,176
Net Transfers in and/(out) of Level 1	$(1,166,329)

Transfers into Level 2	$3,922,176
Transfers out of Level 2	2,755,847
Net Transfers in and/(out) of Level 2	$1,166,329

There were no transfers into or out of Levels 1 or 2 during the period presented for the International Equity Fund, Global Equity Fund, Core Plus Fixed Income Fund, Credit Focus Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2013. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on on a stock exchange on June 30, 2013.

There were no Level 3 securities in the International, Global Equity, Emerging Markets and International Small Cap Funds at the beginning of the period presented or during the period presented.  Below is a reconciliation that details the activity of securities in Level 3 in the Core Plus, Credit Focus, and SMART Funds during the period ended June 30, 2013:

	Core Plus Fund	Credit Focus Fund	SMART Fund
Beginning Balance - October 1, 2012	$1,165,074	$371,834	$ 5,754,365
Purchases	-	-	-
Sales	(23,578)	-	(690,351)
Transfers in to level 3	-	-	-
Transfers out of level 3	-	-	-
Realized gains/(losses), net	(45,588)	-	(2,223,255)
Change in unrealized gains (losses)	144,849	22,026	2,895,892
Ending Balance - June 30, 2013	$1,240,757	$393,860	$ 5,736,651

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of June 30,2013.

	Fair Value at 6/30/13	Valuation Techniques	Unobservable Inputs	Ranges
Student Loans	$ 6,326,843	Consensus pricing Discounted cash flows	Third party inputs Conditional prepayment speeds	N/A 1-12%
Federal & Federally Sponsored Credits	$ 1,017,702	Consensus pricing	Third party inputs	N/A
Equity Securities	$ -	Expected proceeds from pending litigation	No active market. Qualitative information based on the status of pending litigation.	None
Warrants	$ 26,723	Intrinsic value	Warrant strike price & underlying stock price	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Student Loans & Federal & Federally Sponsored Credits
At regular intervals the above unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are compared to historical averages and general sector trends are taken into account. In general, an increase in the discount rate, default rates, loss severity and delinquencies, in isolation, would result in a decrease in the fair value measurement. In addition, an increase in default rates would generally be accompanied by a decrease in recovery rates, slower prepayment rates and an increase in liquidity spreads. For each of the individual relationships described above, the inverse relationship would also generally apply.

Equity Securities
As there is no active market for the Level 3 securities, the value is being derived from qualitative information based on the status of pending litigation.

Warrants
The fair value of the warrant is derived by calculating the difference between the underlying equity security's price and the strike price of the warrant.  An increase in the underlying equity security's price will increase the fair value of the warrant security.  Alternatively, a decrease in the underlying equity security's price will decrease the fair value of the warrant security.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2013, the International Equity Fund, Global Equity Fund, Emerging Markets Fund, International Small Cap Equity Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan.

4)	Participatory Notes

The International, Global, Emerging Markets and International Small Cap Funds may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them.  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended June 30, 2013, the Funds did not make any counterparty credit risk valuation adjustments.

The International, Global and International Small Cap Funds did not invest in any participatory notes at or during the period ended June 30, 2013. The Emerging Markets Fund invested in two participatory notes with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to purchase the underlying securities: Etihad Etisalat Co. and Saudi Basic Industries Corp. The average monthly market value of these securities was $6,561,233 and $4,381,632 during the quarter ended June 30, 2013, respectively. As a result of the investments in the participation notes, the Emerging Markets Fund recognized a net unrealized gain of $1,819,596  and no realized gain (loss) on Etihad Etisalat Co. and a net unrealized gain of $9,628 and no realized gain (loss) on Saudi Basic Industries Corp. The market value of the securities on June 30, 2013 was $6,546,265 and $4,515,654, respectively, and can be found in the Emerging Market Fund’s Schedule of Investments.

5)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title  /s/ Jeff Busby
                                                          Jeff Busby, President

Date  August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  August 27, 2013

By (Signature and Title)* /s/ Gary Iwamura
                                              Gary Iwamura, Treasurer

Date  August 27, 2013

* Print the name and title of each signing officer under his or her signature.